Investments Accounted for Using the Equity Method (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of investments accounted for using equity method [text block] [Abstract]
Owns percentage	50.00%
Initial funds	$ 117
Non cash transfer of equipment	$ 159